OTHER INCOME AND OTHER EXPENSES	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Income And Other Expenses [Abstract]
OTHER INCOME AND OTHER EXPENSES	OTHER INCOME AND OTHER EXPENSES
Other income for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023

Interest income	$697,124	$1,615,304	$300,189
Income in connection with the LR Agreements (defined below) (1)	—	10,378,180	—
Other (2)	415,315	623,404	7,633
Total	$1,112,439	$12,616,888	$307,822
Other expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023

Transaction-related costs in connection with the Business Combination (3)	$—	$7,628,685	$6,150,988
Transaction Costs Related to Share Purchase Agreement	368,556	—	—
Fees in connection to the LR Agreements (defined below) (1)	—	1,197,422	—
Loss on disposition of property and equipment	—	—	83,389
Legal provision	—	—	(101,741)
Other (4)	569,163	351,053	—
Total	$937,719	$9,177,160	$6,132,636
(1)On June 5, 2024, and June 6, 2024, the Company, certain Investors (the “Investors”) and certain Shareholders (the “Shareholders” and together with the Investors, the “Released Parties”) entered into a non-affiliate lock-up release agreement (as amended, each an “LR Agreement” and collectively, the “LR Agreements”), pursuant to which the Company and each Released Party agreed to waive certain lock-up restrictions provided for in (i) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and by a joinder agreement, the Investors or (ii) the letter agreement dated March 29, 2021 by and among TWOA and other relevant parties thereto and the Shareholders, as amended on August 15, 2023 and March 27, 2024, as applicable (the “Lock-up Release,” and the shares released pursuant to such Lock-up Release, the “Released Shares”). In exchange, each Released Party agreed to pay a cash fee to the Company equal to a certain percentage of the sale price received for each Released Share sold by such Released Party until September 27, 2025. As of December 31, 2024, the total number of Released Shares were 947,885 shares of which 689,589 shares were sold by the Released Parties. For the year ended December 31, 2024, the Company recorded receipt of $10,378,180 in cash related to the sale of the Released Shares with an offsetting amount recorded in other income in the consolidated statements of profit or loss and other comprehensive income (loss). In connection with the sale of the Released Shares, the Company incurred transaction costs of $1,197,422 for the year ended December 31, 2024, which were recorded in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss).
(2)Other income for the year ended December 31, 2025 primarily includes stamp tax refunds on the sale of Building 500A and the write-off of a deferred balance due to the early termination of a property development contract in El Salvador. For the year ended December 31, 2024, other income mainly includes an adjustment to transaction costs incurred in connection with the Business Combination.
(3)Transaction-related costs in connection with the Business Combination primarily consisted of professional service fees including legal and accounting services pertinent to the Business Combination. See Note 4 for more details relating to transaction-related costs.
(4)Other expenses primarily include capital raising costs and deal pursuit costs.